Schedule of Undiscounted Financial Liabilities (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,235,771	$ 1,363,618
Promissory notes	943,252
Secured borrowings	6,030,484	2,475,450
Income tax payable	312,963
Trade and other payables	9,866,518	1,776,345
Amount due to related parties	589,166	4,936,423
Total	18,978,154	10,551,836
On demand [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Promissory notes
Secured borrowings
Trade and other payables
Amount due to related parties
Total
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	31,962	31,962
Promissory notes
Secured borrowings		396,881
Income tax payable	128,927
Trade and other payables	5,171,490	1,776,345
Amount due to related parties	589,166	4,936,423
Total	5,921,545	7,141,611
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	95,885	95,885
Promissory notes	943,252
Secured borrowings	489,287
Income tax payable	184,036
Trade and other payables	1,533,687
Amount due to related parties
Total	3,246,147	95,885
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	1,107,924	1,235,771
Promissory notes
Secured borrowings	5,541,197	2,078,569
Income tax payable
Trade and other payables	3,161,341
Amount due to related parties
Total	$ 9,810,462	$ 3,314,340